Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Adjustment To PEO Compensation, Footnote

William Scott

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid to PEO
2025	$164,100	$59,100	$27,525	$132,525

Anthony B. Goodman

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid to PEO
2025	$2,021,938	$591,000	$245,500	$1,676,438
2024	$337,986	$—	$(493,750)	$(155,764)
2023	$178,226	$—	$207,500	$385,726

William Scott

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$24,025	$-	$-	$3,500	$-	$-	$27,525

Anthony B. Goodman

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$—	$—	$228,000	$17,500	$—	$—	$245,500
2024	$—	$(140,000)	$—	$(36,250)	$(317,500)	$—	$(493,750)
2023	$—	$20,000	$—	$187,500	$—	$—	$207,500

Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$706,699	$389,082	$219,207	$536,824
2024	$422,236	$238,333	$82,708	$266,611
2023	$224,261	$—	$51,875	$276,136

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$120,125	$—	$90,332	$8,750	$—	$—	$219,207
2024	$165,000	$(23,333)	$—	$(6,042)	$(52,917)	$—	$82,708
2023	$—	$5,000	$—	$46,875	$—	$—	$51,875

Additional 402(v) Disclosure [Text Block]

Assumes $100 invested in our common shares on December 31, 2022, and calculated based on the difference between the share price of our common stock at the end and the beginning of the measurement period, and reinvestment of all dividends. No cash dividends were paid in 2023, 2024 or 2025.

PEO Name	William Scott and Anthony B. Goodman	Anthony B. Goodman	Anthony B. Goodman
Non-PEO NEOs Name	Weiting ‘Cathy’ Feng, Zoran Milošević and Rich Christensen	Weiting ‘Cathy’ Feng, Omar Jimenez and Zoran Milošević	Weiting ‘Cathy’ Feng and Omar Jimenez
PEO Total Compensation Amount, Anthony B. Goodman	$ 2,021,938	$ 337,986	$ 178,226
PEO Actually Paid Compensation Amount, Anthony B. Goodman	1,676,438	(155,764)	385,726
PEO Total Compensation Amount, William Scott	164,100	0	0
PEO Actually Paid Compensation Amount, William Scott	132,525	0	0
Non-PEO NEO Average Total Compensation Amount	706,699	422,236	224,261
Non-PEO NEO Average Compensation Actually Paid Amount	536,824	266,611	276,136
Total Shareholder Return Amount	31	77	94
Net Income (Loss)	$ (91,982,136,000)	$ (1,409,849,000)	$ 13,894,886,000
Pay vs Performance Disclosure, Table

Pay Versus Performance

This section provides disclosure about the relationship between executive compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and non-PEO Named Executive Officers (“NEOs”) and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.

Fiscal Year Ended(1)	Summary Compensation Table Total for William Scott(2)	Compensation Actually Paid to William Scott(3)(4)	Summary Compensation Table Total for Anthony B. Goodman(2)	Compensation Actually Paid to Anthony B. Goodman(3)(4)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based on Total shareholder Return (“TSR”)(7)	Net Income (loss)(8)
(a)			(b)	(c)	(d)	(e)	(f)	(g)
2025	$164,100	$132,525	$2,021,938	$1,676,438	$706,699	$536,824	$31.53	$(91,982,136)
2024	$—	$—	$337,986	$(155,764)	$422,236	$266,611	$77.95	$(1,409,849)
2023	$—	$—	$178,226	$385,726	$224,261	$276,136	$94.88	$13,894,886

(1)	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2025, 2024 and 2023:
Year	PEO	Non-PEO NEOs
2025	William Scott and Anthony B. Goodman	Weiting ‘Cathy’ Feng, Zoran Milošević and Rich Christensen
2024	Anthony B. Goodman	Weiting ‘Cathy’ Feng, Omar Jimenez and Zoran Milošević
2023	Anthony B. Goodman	Weiting ‘Cathy’ Feng and Omar Jimenez

(2)

The dollar amounts reported in column (b) are the amounts of total compensation reported for our CEOs for each corresponding year in the “Total” column of the Summary Executive Compensation Table. Refer to the “Summary Executive Compensation Table”.

(3)

The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our PEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to the Summary Compensation Table for additional information).

(4)

The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to our PEOs in accordance with the Pay Versus Performance Rules:

William Scott

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid to PEO
2025	$164,100	$59,100	$27,525	$132,525

Anthony B. Goodman

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid to PEO
2025	$2,021,938	$591,000	$245,500	$1,676,438
2024	$337,986	$—	$(493,750)	$(155,764)
2023	$178,226	$—	$207,500	$385,726

(A)

The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Executive Compensation Table for the applicable year.

(B)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

William Scott

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$24,025	$-	$-	$3,500	$-	$-	$27,525

Anthony B. Goodman

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$—	$—	$228,000	$17,500	$—	$—	$245,500
2024	$—	$(140,000)	$—	$(36,250)	$(317,500)	$—	$(493,750)
2023	$—	$20,000	$—	$187,500	$—	$—	$207,500

(5)

The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s Non-PEO NEOs as a group in the “Total” column of the Summary Executive Compensation Table in each applicable year.

(6)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with the Pay Versus Performance Rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the Pay Versus Performance Rules, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note (4)(B):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$706,699	$389,082	$219,207	$536,824
2024	$422,236	$238,333	$82,708	$266,611
2023	$224,261	$—	$51,875	$276,136

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$120,125	$—	$90,332	$8,750	$—	$—	$219,207
2024	$165,000	$(23,333)	$—	$(6,042)	$(52,917)	$—	$82,708
2023	$—	$5,000	$—	$46,875	$—	$—	$51,875

(7)

Assumes $100 invested in our common shares on December 31, 2022, and calculated based on the difference between the share price of our common stock at the end and the beginning of the measurement period, and reinvestment of all dividends. No cash dividends were paid in 2023, 2024 or 2025.

(8)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Relationship Between “Compensation Actually Paid” and Performance

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with the Pay Versus Performance Rules) for a particular year. In accordance with the Pay Versus Performance Rules, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Compensation Actually Paid and Net Income (Loss)

Our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. Our net (loss) was ($91,982,136), ($1,409,849), and $13,894,886, for fiscal 2025, 2024 and 2023, respectively.

Compensation Actually Paid and Cumulative TSR

As shown in the following graph, the compensation actually paid to our PEOs and the average amount of compensation actually paid to our non-PEO NEOs as a group during the periods presented have little correlation because we do not traditionally take into account TSR when determining the compensation paid to our PEO or non PEO NEOs.

All information provided above under the “Pay Versus Performance” and “Relationship Between “Compensation Actually Paid” and Performance”, headings will not be deemed to be incorporated by reference in any filing of our company under the Securities Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.